Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital
SHARE CAPITAL

	Ordinary shares of US$0.01 each	US$ in millions
Authorized
At January 1, 2016, December 31, 2016, December 31, 2017 and December 31, 2018	16,000,000,000	$160
Issued and fully paid:
At January 1, 2016	8,069,300,845	$81
Shares issued upon exercise of share options	1,829,400	—
At December 31, 2016	8,071,130,245	81
Shares issued upon exercise of share options	3,287,521	—
At December 31, 2017	8,074,417,766	81
Shares issued upon exercise of share options	6,185,925	—
At December 31, 2018	8,080,603,691	$81